REVENUES - Contract assets activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
REVENUES
Beginning balance	$ 303,910	$ 206,750	$ 206,750
Recognition of costs on contracts where performance obligations completed during the period	(287,375)	(206,750)	(206,750)
Deferral of costs on contracts where performance obligations were not complete	128,806	167,126	303,910	$ (343,646)
Ending balance	$ 145,341	$ 167,126	$ 303,910	$ 206,750